Earnings per Share - Schedule of Earnings per Share (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Basic net loss per share
Total basic net loss per share attributable to the ordinary equity holders of the Company	$ (0.06)	$ (0.15)	$ (0.09)	$ (0.11)
Diluted net loss per share
Total diluted net loss per share attributable to the ordinary equity holders of the Company	$ (0.06)	$ (0.15)	$ (0.09)	$ (0.11)